LEASE LIABILITY AND RIGHT OF USE ASSET (Tables)	12 Months Ended
Dec. 31, 2022
Lease Liability And Right Of Use Asset
SCHEDULE OF DETAILED INFORMATION ABOUT RIGHT-OF-USE ASSETS

Right-of-Use Asset
Cost
Balance at December 31, 2020	502
Additions	-
Balance at December 31, 2021	502
Additions	107
Balance at December 31, 2022	609
Accumulated Depreciation
Balance at December 31, 2020	309
Depreciation	84
Balance at December 31, 2021	393
Acquired Depreciation	59
Depreciation	84
Balance at December 31, 2022	536

Carrying Amounts
Balance at December 31, 2021	109
Balance at December 31, 2022	73

SCHEDULE OF DETAILED INFORMATION ABOUT CHANGES IN THE LEASE LIABILITY DURING THE YEARS

	December 31, 2022	December 31, 2021
Maturity analysis – contractual undiscounted cash flows
Less than one year	96	94
One year to five years	-	41
More than five years	-	-
Total undiscounted lease liabilities	96	135
Lease liabilities included in the balance sheet	96	131
Current	96	91
Non-current	-	40